INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

11.   INFORMATION ABOUT COMPONENTS OF EQUITY

Capital issued

As of June 30, 2024, we had, (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 62,848,483 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) 3,927,176 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,258,016 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Convertible notes

Convertibles notes were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the “Convertible instruments” column. See Note 7.13.

Non-controlling interests

The subsidiaries whose non-controlling interest is significant as of June 30, 2024 and 2023 is:

Name	06/30/2024	06/30/2023
Rizobacter Argentina S.A.	20%	20%
Insumos Agroquimicos S.A.	38.68%	38.68%

Below is a detail of the summarized financial information of Rizobacter and Insuagro, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Rizobacter

Summary financial statements:

	06/30/2024	06/30/2023
Current assets	345,561,483	335,866,177
Non-current assets	98,157,355	89,038,654
Total assets	443,718,838	424,904,831

Current liabilities	258,332,709	232,082,379
Non-current liabilities	69,831,217	93,498,026
Total liabilities	328,163,926	325,580,405

Equity attributable to controlling interest	115,554,674	99,323,049
Equity attributable to non-controlling interest	238	1,377
Total equity	115,554,912	99,324,426

Total liabilities and equity	443,718,838	424,904,831

Summary statements of comprehensive income or loss

	06/30/2024	06/30/2023	06/30/2022
Revenues	303,870,411	288,880,411	280,625,028
Initial recognition and changes in the fair value of biological assets at the point of harvest	(2,468,693)	(3,199,885)	3,973,780
Cost of sales	(194,869,433)	(178,970,954)	(176,497,573)
Gross margin	106,532,285	106,709,572	108,101,235

Research and development expenses	(3,341,318)	(3,851,144)	(3,190,439)
Selling, general and administrative expenses	(65,215,877)	(68,580,834)	(59,057,350)
Share of profit or loss of joint ventures and associates	716,168	222,364	611,989
Other income	(947,068)	361,639	113,378
Operating profit	37,744,190	34,861,597	46,578,813

Financial results	(14,275,961)	(25,356,667)	(12,668,145)
Profit before taxes	23,468,229	9,504,930	33,910,668

Income tax expense	(8,216,712)	(3,064,006)	(16,788,853)
Result for the year	15,251,517	6,440,924	17,121,815

Foreign exchange differences on translation of foreign operations	(1,495,976)	1,075,805	1,824,666
Revaluation of property, plant and equipment, net of tax	—	(1,435,739)	(5,308,610)
Total comprehensive result	13,755,541	6,080,990	13,637,871

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2024, 2023 and 2022.

Insuagro

Summary financial statements:

	06/30/2024	06/30/2023
Current assets	48,088,212	46,335,283
Non-current assets	5,253,148	2,056,730
Total assets	53,341,360	48,392,013

Current liabilities	45,049,873	39,442,599
Non-current liabilities	293,858	1,242,098
Total liabilities	45,343,731	40,684,697

Total equity	7,997,629	7,707,316

Total liabilities and equity	53,341,360	48,392,013

Summary statements of comprehensive income or loss

	06/30/2024	06/30/2023	06/30/2022
Revenues	57,959,538	55,710,643	49,116,626
Cost of sales	(44,575,216)	(42,765,656)	(35,181,813)
Gross margin	13,384,322	12,944,987	13,934,813

Selling, general and administrative expenses	(9,360,140)	(7,931,425)	(7,894,444)
Other income or expenses, net	(9,723)	9,833	159,794
Operating profit	4,014,459	5,023,395	6,200,163

Financial results	(3,223,411)	(2,403,656)	(2,954,581)
Profit/(loss) before tax	791,048	2,619,739	3,245,582
Income tax	(85,586)	(1,053,372)	(1,421,973)
Profit/(loss) for the year	705,462	1,566,367	1,823,609

Exchange differences on translation of foreign operations	—	—	733,029
Revaluation of property, plant and equipment, net of tax	—	(31,610)	—
Total comprehensive result	705,462	1,534,757	2,556,638